Segment information (Schedule of Reconciliation of Total Operating Netback to Total Profit (Loss) Before Income Tax) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Segment information [Line Items]
Administrative expenses		$ (60,818)	$ (52,074)	$ (42,054)
Geological and geophysical expenses		(18,593)	(13,951)	(7,694)
Unrealized gain (loss) on commodity risk management contracts		(26,411)	42,271	(13,300)
Depreciation		(105,532)	(92,240)	(74,885)
Share-based payment		(2,717)	(5,446)	(4,075)
Operating profit (loss)		210,675	256,492	78,996
Financial expenses		(41,070)	(39,321)	(53,511)
Financial income		2,360	3,059	2,016
Foreign exchange (loss) profit		(2,446)	(11,323)	(2,193)
Profit (Loss) before tax		169,519	208,907	25,308
Reportable segments [member]
Disclosure of Segment information [Line Items]
Operating netback		447,084	397,658	228,308
Administrative expenses		(60,130)	(48,028)	(38,937)
Geological and geophysical expenses		(23,619)	(19,074)	(13,595)
Adjusted EBITDA for reportable segments		363,335	330,556	175,776
Unrealized gain (loss) on commodity risk management contracts		(26,411)	42,271	(13,300)
Depreciation	[1]	(105,532)	(92,240)	(74,885)
Share-based payment		(2,717)	(5,446)	(4,075)
Impairment and write-off of unsuccessful exploration efforts		(25,849)	(21,407)	(5,834)
Lease accounting - IFRS 16		4,855
Others		2,994	2,758	1,314
Operating profit (loss)		210,675	256,492	78,996
Financial expenses		(41,070)	(39,321)	(53,511)
Financial income		2,360	3,059	2,016
Foreign exchange (loss) profit		(2,446)	(11,323)	(2,193)
Profit (Loss) before tax		$ 169,519	$ 208,907	$ 25,308

[1]	Net of capitalized costs for oil stock included in Inventories.